Quarterly Financial Data (Unaudited) (Quarterly Operating Results Of Company) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Net sales	$ 1,540		$ 1,545		$ 1,645		$ 1,714		$ 1,610		$ 1,686		$ 1,748		$ 1,675		$ 6,444		$ 6,719		$ 6,045
Gross margin	170		213		257		273		246		261		295		277		913		1,079		996
Amounts attributable to Federal-Mogul:
Net (loss) income from continuing operations	(75)		(8)		(47)		32		(209)		34		62		50		(98)		(63)		159
(Loss) income from discontinued operations, net of tax	(4)		(3)		(12)				(30)				2		1		(19)		(27)		2
Net (loss) income attributable to Federal-Mogul	$ (79)	[1]	$ (11)	[1]	$ (59)	[1]	$ 32	[1]	$ (239)	[2]	$ 34	[2]	$ 64	[2]	$ 51	[2]	$ (117)	[1]	$ (90)	[2]	$ 161
Net (loss) income per common share attributable to Federal-Mogul - basic:
Net (loss) income from continuing operations	$ (0.76)		$ (0.08)		$ (0.48)		$ 0.32		$ (2.12)		$ 0.34		$ 0.63		$ 0.51		$ (0.99)		$ (0.64)		$ 1.61
(Loss) income from discontinued operations, net of tax	$ (0.04)		$ (0.03)		$ (0.12)				$ (0.30)				$ 0.02		$ 0.01		$ (0.19)		$ (0.27)		$ 0.02
Net (loss) income attributable to Federal-Mogul	$ (0.80)	[1]	$ (0.11)	[1]	$ (0.60)	[1]	$ 0.32	[1]	$ (2.42)	[2]	$ 0.34	[2]	$ 0.65	[2]	$ 0.52	[2]	$ (1.18)	[1]	$ (0.91)	[2]	$ 1.63
Net (loss) income per common share attributable to Federal-Mogul - diluted:
Net (loss) income from continuing operations	$ (0.76)		$ (0.08)		$ (0.48)		$ 0.32		$ (2.40)		$ 0.34		$ 0.64		$ 0.50		$ (0.99)		$ (0.64)		$ 1.60
(Loss) income from discontinued operations, net of tax	$ (0.04)		$ (0.03)		$ (0.12)				$ (0.30)				$ 0.02		$ 0.01		$ (0.19)		$ (0.27)		$ 0.02
Net (loss) income	$ (0.80)	[1]	$ (0.11)	[1]	$ (0.60)	[1]	$ 0.32	[1]	$ (2.42)	[2]	$ 0.34	[2]	$ 0.64	[2]	$ 0.51	[2]	$ (1.18)	[1]	$ (0.91)	[2]	$ 1.62
Weighted avg. shares outstanding - basic (in millions)	98.9		98.9		98.9		98.9		98.9		98.9		98.9		98.9		98.9		98.9		98.9
Weighted avg. shares outstanding - diluted (in millions)	99.4		99.4		99.4		99.4		99.4		99.4		99.8		99.7		99.4		99.4		99.4
Stock price, High	$ 10.18		$ 11.79		$ 17.20		$ 17.97		$ 19.28		$ 23.99		$ 27.20		$ 26.00
Stock price, Low	$ 6.90		$ 8.67		$ 9.96		$ 14.80		$ 13.06		$ 14.11		$ 19.61		$ 18.91
Dividend per share

[1]	The Company's results were impacted by the following: • Quarter ended December 31, 2012: The Company recognized adjustment of assets to fair value of $20 million, partially offset by $5 million of tax benefit. • Quarter ended September 30, 2012: The Company recognized adjustment of assets to fair value of $53 million, partially offset by $7 million of tax benefit. This net charge was more than offset by the Company's recognition of a $51 million OPEB curtailment gain with no tax impact. • Quarter ended June 30, 2012: The Company recognized adjustment of assets to fair value of $112 million, partially offset by $15 million of tax benefit.
[2]	The Company's results were impacted by the following: • Quarter ended December 31, 2011: The Company recognized adjustment of assets to fair value of $276 million, partially offset by $14 million of tax benefit.